PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets
	December 31,
	2022	2023

Prepaid expenses	$15,167	$19,133
Hedging transaction assets	121	3,080
Government authorities	3,431	7,513
Deferred contract costs	1,713	696
Other current assets	2,050	1,128

	$22,482	$31,550